CONSOLIDATED BALANCE SHEETS (Parenthetical) (CNY)	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value	0.00002	0.00002
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	108,051,630	88,758,778
Ordinary shares, shares outstanding	108,051,630	88,758,778
Treasury stock at cost, shares	1,723,200	1,723,200